STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY (Unaudited) - USD ($)		Class B Common Stock		Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance at Oct. 11, 2020			[1]
Beginning Balance, in Shares at Oct. 11, 2020	[1]
Issuance of Class B common stock to Sponsor (1)	[1]	$ 575		24,425		25,000
Issuance of Class B common stock to Sponsor (1), in shares	[1]	5,750,000
Net loss			[1]		(1,497)	(1,497)
Ending Balance at Dec. 31, 2020		$ 575	[1]	24,425	(1,497)	23,503
Ending Balance, in Shares at Dec. 31, 2020	[1]	5,750,000
Net loss			[1]		(450)	(450)
Ending Balance at Mar. 31, 2021		$ 575	[1]	$ 24,425	$ (1,947)	$ 23,053
Ending Balance, in Shares at Mar. 31, 2021	[1]	5,750,000

[1]	(1) Includes an aggregate of 750,000 shares that are subject to forfeiture to the extent that the underwriter's over-allotment is not exercised in full or in part (see Note 7).